Income tax expense - Components of deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Net operating loss carry forwards	¥ 460,715		¥ 455,594
Allowance for doubtful debts	24,827		23,802
Impairment of investments	17,055		18,774
Inventory write-down	104,633		123,762
Deferred income	575,505		528,094
Impairment of long-lived assets	107,901		176,607
Others	9,586		7,763
Less: valuation allowance	(543,109)		(653,367)
Total deferred tax assets-non-current	757,113	$ 108,266	681,029
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	455,587		482,128
Withholding tax on undistributed earnings	250,000		300,000
Others	1,735		1,735
Total deferred tax liabilities-non-current	¥ 707,322		¥ 783,863